Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Summary of group's intangible assets

The following table summarizes the Group’s intangible assets:

	December 31,
	2019	2020
	RMB	RMB

Gross carrying amount
Trademark	2,497,480	2,348,814
User bases	1,069,668	1,004,681
Non-compete agreement	84,412	78,951
Software	56,053	55,284
Operating rights	46,251	46,251
License	63,428	63,428
Technology	18,237	17,662
Domain names	7,567	7,809
Others	2,158	9,221

Total of gross carrying amount	3,845,254	3,632,101

Less: accumulated amortization

Trademark	(208,128)	(428,357)
User bases	(366,139)	(753,317)
Non-compete agreement	(70,348)	(78,951)
Software	(46,696)	(51,509)
Operating rights	(45,458)	(45,545)
License	(358)	(4,580)
Technology	(11,916)	(11,676)
Domain names	(2,508)	(3,510)
Others	(91)	(757)

Total accumulated amortization	(751,642)	(1,378,202)

Less: accumulated impairment	(11,353)	(7,937)

Intangible assets, net	3,082,259	2,245,962

Schedule of weighted average amortization periods of intangible assets

The weighted average amortization periods of intangible assets as of December 31, 2019 and 2020 are as below:

December 31,
	2019	2020

Trademark	10 years	10 years
User base	3 years	3 years
License	15 years	15 years
Non-compete agreement	1 year	1 year
Operating rights	2 years	2 years
Software	3 years	3 years
Domain names	14 years	14 years
Technology	Not applicable	5 years
Others	10 years	10 years

Others
Schedule of estimated amortization expenses

15.  Intangible assets, net (continued)

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of intangible assets
RMB

2021	363,432
2022	303,294
2023	301,696
2024	250,664
2025	240,959